Schedule of Summary of Activity Related to Warrants (Details) - Warrant [Member] - $ / shares		9 Months Ended		12 Months Ended
		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Warrants Outstanding, Beginning Balance		21,129,032				2,516,778
Weighted Average Exercise Price Outstanding, Beginning balance		$ 0.44	[1]		[2]	$ 3.30
Warrants Issued				21,129,032
Weighted Average Exercise Price, Warrants Issued	[2]			$ 0.29
Warrants Exercised		(5,000,000)				(2,516,778)
Exercise price		$ 0.44				$ 3.30
Weighted Average Exercise Price Outstanding, Beginning balance	[2]	$ 0.29
Weighted Average Exercise Price, Warrants Issued				$ 0.44	[1]
Warrants Outstanding, Ending Balance		48,351,747		21,129,032				2,516,778
Weighted Average Exercise Price Outstanding, Ending balance		$ 0.32	[2]	$ 0.44	[1]		[2]	$ 3.30
Weighted-Average Remaining Contractual Term Outstanding		3 years 9 months 21 days		3 years 21 days				9 months 29 days
Warrants Exercisable at end		23,271,747
Weighted Average Exercise Price, Warrants Exercise price		$ 0.25	[2]
Weighted-Average Remaining Contractual Term Exercisable		2 years 3 months 21 days
March 2023 [Member]
Warrants Issued		7,142,715
Weighted Average Exercise Price, Warrants Issued	[2]	$ 0.25
June 2023 [Member]
Warrants Issued		25,080,000
Weighted Average Exercise Price, Warrants Issued		$ 0.38

[1]	Reflects the exercise price after the Down Round Trigger event on December 6, 2022 (see Notes 9 and 10).
[2]	Reflects the exercise price after the Down Round Trigger events on December 6, 2022, March 9, 2023, and June 6, 2023 (see Note 7).